CUSTOMER CONCENTRATION (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenue			$ 178,453	$ 365,547
Ocwen | NRZ
Concentration Risk [Line Items]
Subservice transferred subject MSRs, initial term		5 years
Ocwen | Customer Concentration Risk
Concentration Risk [Line Items]
Accounts receivable from largest customer	$ 3,000		3,000	5,900
Ocwen | Customer Concentration Risk | Billed
Concentration Risk [Line Items]
Accounts receivable from largest customer	2,800		2,800	5,100
Ocwen | Customer Concentration Risk | Unbilled
Concentration Risk [Line Items]
Accounts receivable from largest customer	$ 200		$ 200	$ 800
Ocwen | Customer Concentration Risk | Revenue
Concentration Risk [Line Items]
Concentration risk			31.00%	54.00%
Revenue			$ 55,600	$ 197,800
Ocwen | Customer Concentration Risk | Revenue | NRZ
Concentration Risk [Line Items]
Concentration risk			21.00%
Highly Correlated - Ocwen | Customer Concentration Risk | Revenue
Concentration Risk [Line Items]
Concentration risk			5.00%
Revenue			$ 9,500	23,800
Ocwen, Investor | Mortgage Servicing Rights
Concentration Risk [Line Items]
Revenue			500	70,100
Ocwen, Investor | Default Valuations and Title Services
Concentration Risk [Line Items]
Revenue			2,900	18,200
NRZ
Concentration Risk [Line Items]
Subservice transferred subject MSRs, initial term	5 years
NRZ | Customer Concentration Risk | Revenue
Concentration Risk [Line Items]
Revenue			3,100	8,600	$ 12,500
Highly Correlated - NRZ | Customer Concentration Risk | Revenue
Concentration Risk [Line Items]
Revenue			$ 13,600	$ 35,100	$ 60,000